Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies
Principles of Consolidation

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all accounts of the Company. All intra-group and intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value of vessels, useful life of vessels and the fair value of derivative instruments. Actual results may differ from these estimates.

Other Comprehensive Income/ (Loss) And Dividends

Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity. The Company has no other comprehensive income/(loss) and accordingly comprehensive income/(loss) equals net income for the periods presented.

Dividends: Dividends are recorded in the period in which they are approved by the Company's Board of Directors.

Foreign Currency Translation

Foreign Currency Translation: The reporting and functional currency of the Company is the U.S. dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transaction. On the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates. Resulting gains or losses from foreign currency transactions are recorded within Foreign currency loss in the accompanying consolidated statements of income in the period in which they arise.

Cash and Cash Equivalents

Cash and Cash Equivalents: Cash and cash equivalents consist of current, call, time deposits and certificates of deposit with original maturities of three months or less and which are not restricted for use or withdrawal.

Time Deposits

Time Deposits: Time deposits are held with banks with original maturities longer than three months. In the event original maturities are shorter than twelve months, such deposits are classified as current assets; if original maturities are longer than twelve months, such deposits are classified as non-current assets.

Restricted Cash

Restricted Cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Accounts Receivable

Accounts Receivable: Accounts receivable reflects trade receivables from time or voyage charters and other receivables from operational activities, net of an allowance for doubtful accounts. On each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was recorded for any of the periods presented.

Invetories

Inventories: Inventories consist of bunkers and lubricants owned by the Company remaining on board the vessels at the end of each reporting period, which are stated at the lower of cost or market value. Cost is determined using the first–in, first-out method.

Vessels Net, Depreciation, Special Survey and Drydocking Costs, Repairs and Maintenance

Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on-site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage), less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Vessels' Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated residual value. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard.

Accounting for Special Survey and Drydocking Costs: Special survey and drydocking costs are expensed in the period incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Repairs and Maintenance: All repair and maintenance expenses, including major overhauling and underwater inspection expenses, are expensed when incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Impairment and Disposal of Long-lived Assets

Impairment of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statements of income. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis. No impairment loss was recorded during the years ended December 31, 2011, 2012 and 2013.

Assets Held for Sale: The Company may dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less the cost to sell the asset. These assets are no longer depreciated once they meet the criteria of being held for sale. There were no assets held for sale as of December 31, 2012 and 2013.

Deferred Financing Costs

Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to the credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

Derivative And Financial Instruments

Derivative Instruments: The Company may enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to the acquisition of vessels and on certain loan obligations. The Company also enters into interest rate derivatives to create economic hedges for its exposure to interest rate risk of its loan obligations (see also Notes 8 and 14). When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in the consolidated statements of income. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in the consolidated statements of income. For the years ended December 31, 2011, 2012 and 2013, no derivatives were accounted for as accounting hedges.

Financial Instruments: Over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. Other financial instruments, including cash equivalents and debt are recorded at amortized cost.

(a) Interest rate risk: The Company's interest rates and long-term loan repayment terms are described in Note 8. The Company manages its interest rate risk by entering into interest rate derivative instruments which are described in Note 14.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

(c) Fair value measurement: In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Accounting for Revenues and Related Expenses

Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered under time charter, where a contract is entered into for the use of a vessel for a specific voyage or a specific period of time and at a specified daily charter rate. Time charter revenues are recognized as earned on the straight-line basis over the term of the charter as service is provided. Revenues from time charter may also include ballast bonus, which is an amount paid by the charterer for repositioning the vessel at the charterer's disposal (delivery point), which is recognized as revenue over the term of the charter, and other miscellaneous revenues from vessel operations. Expenses relating to the Company's time charters are vessel operating expenses and certain voyage expenses, which are paid by the Company and recognized as incurred. Vessel operating expenses that are paid by the Company include costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs, maintenance, statutory and classification expense, drydocking, intermediate and special surveys and other minor miscellaneous expenses. Voyage expenses which are also recognized as incurred and paid by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance, bunkers during ballast period and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses (e.g., port expenses, agents' fees, canal dues, extra war risks insurance and any other expenses related to the cargo).

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes: (i) cash received prior to the balance sheet date relating to services to be rendered after the balance sheet date and (ii) deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Accrued revenue results from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of income.

Pension and Retirment Benefit Obligations- Crew

Pension and Retirement Benefit Obligations—Crew: The Subsidiaries included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post-retirement benefits.

Taxes

Taxes: Entities within the group that are incorporated under the laws of either the Republic of Liberia or the Republic of the Marshall Islands are not subject to Liberian or Marshall Islands income taxes. However, each vessel-owning Subsidiary is subject to registration and tonnage taxes under the laws of the Republic of Cyprus or the Republic of the Marshall Islands depending on where each Company's vessel is registered. As of January 1, 2013, each vessel managed in Greece is subject to tonnage tax, under the laws of the Republic of Greece. In addition, as of December 31, 2013, each vessel managed in Greece is also subject to an annual shipping community mandatory financial contribution for the years 2014, 2015 and 2016 under the laws of the Republic of Greece. These registration, tonnage taxes and financial contributions are recorded within Vessel Operating Expenses in the accompanying consolidated statements of income and none are considered income taxes.

Furthermore, the Subsidiaries are subject to a 4% U.S. federal tax in respect of its U.S. source shipping income (imposed on gross income without the allowance for any deductions), because none of the Subsidiaries meet the requirements for an exemption from such tax provided by Section 883 of the U.S. Internal Revenue Code of 1986. As a result, the Subsidiaries file U.S. federal tax returns and pay the relevant U.S. federal tax on their U.S. source shipping income, which is not considered an income tax. Such taxes have been recorded within Voyage expenses in the accompanying consolidated statements of income. In many cases, these taxes are recovered from the charterers; such amounts recovered are recorded within Revenues in the accompanying consolidated statements of income.

Segment Reporting

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenue and not by the type of vessel or vessel employment for its customers. The Company's vessels have similar operating and economic characteristics. As a result, management, including the chief operating decision makers, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Recent Accounting Pronouncements

Recent Accounting Pronouncements: There were no recent accounting pronouncements which had a material effect on the Company's consolidated financial statements in the current period. Nor were there any recent accounting pronouncements which the Company has not yet adopted that will have a significant effect on the consolidated financial statements.